Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets and Goodwill [Abstract]
Schedule of intangible assets and goodwill
	Goodwill	Development costs and software	Customer relationships	Brand	Domain names	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2022	218,840	56,178	21,109	2,746	73	298,946
Additions	—	14,858	—	—	115	14,973
Acquisition of subsidiaries	50,597	2,592	3,669	4,158	—	61,016
At June 30, 2022	269,437	73,628	24,778	6,904	188	374,935

Accumulated amortization
At January 1, 2022	—	(13,543)	(21,109)	(2,746)	(34)	(37,432)
Charge for the period	—	(26,012)	(408)	(4,158)	(17)	(30,595)
Impairment loss	(107,570)	(3,981)	—	—	—	(111,551)
At June 30, 2022	(107,570)	(43,536)	(21,517)	(6,904)	(51)	(179,578)

Net book value
At June 30, 2022	161,867	30,092	3,261	—	137	195,357